Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Trade receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[1]	S/ 107,496	S/ 95,419
Non-Current	[1]
Contract asset [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[2]	26,263	26,701
Non-Current	[2]
Other accounts receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		10,269	8,613
Non-Current
Funds restricted to tax payments [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		4,022	393
Non-Current
Accounts receivable from Parent company and affiliates [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		2,633	1,969
Non-Current
Loans granted [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		2,130
Non-Current
Loans to employees [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		776	910
Non-Current
Interest receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		568	963
Non-Current
Other receivables from sale of fixed assets [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		24	139
Non-Current
Allowance for expected credit losses [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		(14,099)	(11,486)
Non-Current
Financial assets classified as receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		140,082	123,621
Non-Current
Other accounts receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		16,439	13,022
Claim to the SUNAT [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[3]
Non-Current	[3]	11,118	29,559
Value-added tax credit [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		6,592	7,547
Non-Current		893	643
Tax refund receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		9,034	9,034
Allowance for expected credit losses [Member]
Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		(9,034)	(9,034)
Non-financial assets classified as receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		6,592	7,547
Non-Current		28,450	43,224
Total [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		146,674	131,168
Non-Current		S/ 28,450	S/ 43,224

[1]	Trade account receivables presented net of discounts and bonuses, have current maturity (30 to 90 days) and those overdue bear interest.
[2]	It corresponds mainly to paving services whose recognition is carried out according to the provisions of note 2.3.13.
[3]	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company recognizing our right to calculate mining royalties exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes. Pursuant to this, the Company initiated two legal proceedings: (i) a constitutional process to denounce the repression of homogeneous harmful acts, filed on March 31, 2021; and, (ii) a contentious-administrative claim filed before the ordinary court, the object of which was the annulment and return of securities, filed on June 22, 2021. To date, both processes have culminated with resolutions favorable to the Company’s claims. In this regard, the ruling issued by the Constitutional Court in the proceedings for the complaint of repression of homogeneous harmful acts, dated December 16, 2024, declares the constitutional grievance appeal well-founded and consequently the respective RTF void, ordering the Tax Court to comply with the issuance of new resolutions complying with the judgment issued in STC 1043-2013-PA/TC in the sense that the method for calculating mining royalties established therein also applies to the 2008 and 2009 fiscal years and not only from 2011 onwards, as argued by the Tax Court and the National Superintendency of Tax Administration (SUNAT). As a consequence of said ruling, it is appropriate for the National Superintendency of Tax Administration (SUNAT), either directly or through enforcement, to proceed with the return of the amounts paid by the Company amounting to S/29,559,000, since this constitutes a direct effect of the execution of the mandate ordered by the Constitutional Court. As of August 20, 2025, The National Superintendency of Tax Administration (SUNAT) made a partial refund of accounts receivable for mining royalties in the amount of S/18,441,000, leaving an outstanding balance of S/11,118,000 to be collected as of December 31, 2025. In the opinion of Management and its external legal advisors, there is a very high probability of obtaining a favorable outcome.